Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cost:
Less: Accumulated depreciation	¥ (8,251,404)		¥ (6,087,694)
Property, plant and equipment, net	105,278,931	$ 14,569,865	21,426,955
Computers and electronic equipment [Member]
Cost:
Property, plant and equipment, gross	9,872,995		9,537,316
Office furniture [Member]
Cost:
Property, plant and equipment, gross	266,252		266,252
Leasehold improvement [Member]
Cost:
Property, plant and equipment, gross	3,612,337		1,550,648
Transportation equipment [Member]
Cost:
Property, plant and equipment, gross	41,014		41,014
Construction in progress [Member]
Cost:
Property, plant and equipment, gross	¥ 99,737,737		¥ 16,119,419